13. Commitments and Contingencies (Details Narrative) - Employment Agreement [Member]	8 Months Ended
Nov. 23, 2020 USD ($) shares
Series B Convertible Preferred Stock [Member]
Shares issued for compensation, shares	40,000,000
Common Stock
Shares issued for compensation, shares	80,000,000
Shares issued for compensation, value | $	$ 320,000